Taxes Payable (Tables)	12 Months Ended
Mar. 31, 2025
Taxes Payable [Abstract]
Schedule of Taxes Payable
	As of March 31, 2025	As of March 31, 2024
	USD	USD
Income taxes payable	92,816	92,816
Other taxes (recovery) payable	(58,953)	(18,725)
Total taxes payable	33,863	74,091